Operating expenses	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Operating expenses

8. Operating expenses

	2024
	Customer support and operations	General and administrative expenses	Marketing expenses	Other income (expenses)	Total

Infrastructure and data processing costs	(233,845)	(195,064)	-	-	(428,909)
Credit analysis and collection costs	(111,864)	(35,994)	-	-	(147,858)
Customer services	(92,615)	(6,342)	-	-	(98,957)
Salaries and associated benefits	(74,253)	(349,910)	(18,310)	-	(442,473)
Credit and debit card issuance costs	(31,403)	(43,653)	-	-	(75,056)
Share-based compensation (note 10)	(12,055)	(351,431)	(9,183)	-	(372,669)
Specialized services expenses	-	(77,231)	-	-	(77,231)
Other personnel costs	(21,018)	(53,839)	(2,201)	-	(77,058)
Depreciation and amortization	(27,485)	(49,643)	-	-	(77,128)
Branding and advertising	-	-	(216,702)	-	(216,702)
Taxes on financial income	-	-	-	(341,990)	(341,990)
Others	(105)	(92,979)	-	(8,596)	(101,680)
Total	(604,643)	(1,256,086)	(246,396)	(350,586)	(2,457,711)

	2023
	Customer support and operations	General and administrative expenses	Marketing expenses	Other income (expenses)	Total

Infrastructure and data processing costs	(186,651)	(174,557)	-	-	(361,208)
Credit analysis and collection costs	(89,293)	(41,316)	-	-	(130,609)
Customer services	(80,866)	(7,491)	-	-	(88,357)
Salaries and associated benefits	(72,478)	(300,559)	(20,994)	-	(394,031)
Credit and debit card issuance costs	(27,137)	(55,396)	-	-	(82,533)
Share-based compensation (note 10)	(2,770)	(251,769)	(1,075)	-	(255,614)
Specialized services expenses	-	(61,404)	-	-	(61,404)
Other personnel costs	(15,675)	(46,251)	(2,298)	-	(64,224)
Depreciation and amortization	(13,072)	(49,823)	-	-	(62,895)
Branding and advertising	-	-	(138,656)	-	(138,656)
Taxes on financial income (i)	-	-	-	(229,726)	(229,726)
Others	(140)	(53,724)	(7,999)	(20,705)	(82,568)
Total	(488,082)	(1,042,290)	(171,022)	(250,431)	(1,951,825)
(i)	Previously presented under “others” line.

	2022
	Customer support and operations	General and administrative expenses	Marketing expenses	Other income (expenses)	Total

Infrastructure and data processing costs	(132,163)	(144,341)	-	-	(276,504)
Credit analysis and collection costs	(54,239)	(39,773)	-	-	(94,012)
Customer services	(74,438)	(9,559)	-	-	(83,997)
Salaries and associated benefits	(48,661)	(275,117)	(15,430)	-	(339,208)
Credit and debit card issuance costs	(13,174)	(43,689)	-	-	(56,863)
Share-based compensation (note 10)	-	(286,450)	-	-	(286,450)
Specialized services expenses	-	(39,842)	-	-	(39,842)
Other personnel costs	(8,553)	(41,494)	(1,425)	-	(51,472)
Depreciation and amortization	(3,965)	(31,616)	-	-	(35,581)
Branding and advertising	-	-	(136,142)	-	(136,142)
Taxes on financial income (i)	-	-	-	(120,399)	(120,399)
Others	(170)	(65,813)	-	(29,865)	(95,848)
Total	(335,363)	(977,694)	(152,997)	(150,264)	(1,616,318)
Share-based compensation - contingent share award termination (10b)	-	(355,573)	-	-	(355,573)
Total	(335,363)	(1,333,267)	(152,997)	(150,264)	(1,971,891)
(i)	Previously presented under “others” line.

Infrastructure and data processing costs include technology, non-capitalized software costs, and other related costs, primarily related to the cloud infrastructure used by the Group and other software used in the service of the customers. These costs associated exclusively with customer’s transactions are presented as “Customer support and operations” and the remaining costs as “General and Administrative expenses”. The software costs related to developing new modules are recognized as intangible assets.

Credit analysis and collection costs include fees paid to the credit bureaus and costs related to collection agencies. The credit analysis costs associated with the initial credit analysis of an applicant is presented as “General and administrative expenses” and the remaining is presented as “Customer support and operations”.

Customer services primarily include costs with customer services provided by service providers. These costs exclusively related to acquisition of new clients are presented as “General and administrative expenses” and all others are presented as “Customer support and operations”.

Salaries and associated benefit expenses for customer services employees not associated with the acquisition of new clients is presented as “Customer support and operations” and salaries and associated benefit expenses for marketing employees is presented as “Marketing expenses”. All activities from other employees and the activities related to acquisition of new clients performed by customer service employees is presented as “General and administrative expenses”.

Credit and debit card issuance costs include printing, packing, shipping costs and other costs. Costs related to the first issued card to a customer are initially recorded as a “Deferred expenses” asset included in “Other assets” and then amortized. The amortization related to the first card of the customer is presented as “General and administrative expenses” and the remaining costs, including the ones related to subsequent cards, are presented as “Customer support and operations”.

Taxes on financial income include federal taxes on financial revenue, such as interest income and gains on financial instruments and similar financial activities according to Brazilian tax rules.